UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-10359

Morgan Stanley Mid-Cap Value Fund
(Exact name of registrant as specified in charter)

522 Fifth Avenue, New York, New York		10036
(Address of principal executive offices)		(Zip code)

Randy Takian 522 Fifth Avenue, New York, New York 10036
(Name and address of agent for service)

Registrant’s telephone number, including area code:		212-296-6963

Date of fiscal year end:	August 31, 2009

Date of reporting period:	November 30, 2008

Item 1.  Schedule of Investments.

The Fund’s schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:

Morgan Stanley Mid-Cap Value Fund

Portfolio of Investments November 30, 2008 (unaudited)

NUMBER OF
SHARES		VALUE
	COMMON STOCKS (98.2%)
	Aerospace & Defense (2.5%)
83,576	Goodrich Corp.	$2,812,332

	Auto Parts: O.E.M. (2.6%)
150,900	Autoliv, Inc.	2,880,681

	Computer Peripherals (3.5%)
186,300	Zebra Technologies Corp. (Class A) (a)	3,942,108

	Electric Utilities (8.5%)
97,090	American Electric Power Co., Inc.	3,037,946
101,800	NRG Energy, Inc. (a)	2,411,642
93,950	Wisconsin Energy Corp.	4,083,067
		9,532,655
	Electronic Components (1.3%)
607,324	Flextronics International Ltd. (Singapore) (a)	1,421,138

	Electronic Equipment/Instruments (4.3%)
172,580	Diebold, Inc.	4,832,240

	Finance/Rental/Leasing (3.3%)
387,500	CapitalSource, Inc.	2,018,875
516,688	CIT Group, Inc.	1,725,738
		3,744,613
	Food: Major Diversified (3.5%)
265,520	ConAgra Foods Inc.	3,916,420

	Home Furnishings (3.7%)
307,410	Newell Rubbermaid, Inc.	4,106,998

	Hospital/Nursing Management (1.3%)
168,000	Brookdale Senior Living Inc. (a)	683,760
513,400	Health Management Associates, Inc. (Class A) (a)	749,564
		1,433,324
	Household/Personal Care (5.0%)
107,240	Estee Lauder Companies, Inc. (The) (Class A)	2,991,996
84,018	International Flavors & Fragrances, Inc.	2,565,910
		5,557,906
	Industrial Specialties (4.5%)
255,380	Valspar Corp. (The)	5,010,556

	Information Technology Services (4.1%)
368,510	Perot Systems Corp. (Class A) (a)	4,599,005

	Insurance Brokers/Services (5.9%)
161,653	Marsh & McLennan Companies, Inc.	4,122,152
110,600	Willis Group Holdings Ltd. (Bermuda)	2,551,542
		6,673,694
	Integrated Oil (1.7%)
35,580	Hess Corp.	1,922,743

	Investment Managers (2.7%)
237,092	Invesco Ltd. (United Kingdom)	2,975,505

	Major Banks (2.2%)
264,700	KeyCorp	2,482,886

	Medical Specialties (3.1%)
79,610	Beckman Coulter, Inc.	3,469,404

	Miscellaneous Manufacturing (4.5%)
204,290	Pentair, Inc.	5,078,649

	Motor Vehicles (1.8%)
119,872	Harley-Davidson, Inc.	2,039,023

	Office Equipment/Supplies (6.7%)
113,400	Avery Dennison Corp.	3,526,740
159,840	Pitney Bowes, Inc.	3,949,646
		7,476,386
	Oil & Gas Pipelines (3.4%)
515,720	El Paso Corp.	3,811,171

	Property - Casualty Insurers (7.7%)
108,121	ACE Ltd. (Cayman Islands)	5,649,322
161,022	Aspen Insurance Holdings Ltd. (Bermuda)	2,967,635
		8,616,957
	Pulp & Paper (0.6%)
509,800	Domtar Corp. (a)	713,720

	Regional Banks (3.7%)
90,927	Northern Trust Corp.	4,172,640

	Services to the Health Industry (3.8%)
428,166	HEALTHSOUTH Corp. (a)	4,213,153

	Specialty Stores (2.3%)
100,800	O’Reilly Automotive, Inc. (a).	2,627,856

	TOTAL COMMON STOCKS (Cost $166,919,469)	110,063,763

NUMBER OF
SHARES (000)
	SHORT-TERM INVESTMENT (b) (0.8%)
	Investment Company
935	Morgan Stanley Institutional Liquidity Funds-Money Market Portfolio-Institutional Class (Cost $934,833)		934,833

	TOTAL INVESTMENTS (Cost $167,854,302) (c)	99.0%	110,998,596
	OTHER ASSETS IN EXCESS OF LIABILITIES	1.0	1,075,992
	NET ASSETS	97.2%	$112,074,588

(a)	Non-income producing security.
(b)

The Fund invests in Morgan Stanley Institutional Liquidity Funds-Money Market Portfolio-Institutional Class, an open-end management investment company managed by the Investment Adviser. Investment advisory fees paid by the Fund are reduced by an amount equal to the advisory and administrative service fees paid by Morgan Stanley Institutional Liquidity Funds-Money Market Portfolio-Institutional Class with respect to assets invested by the Fund in Morgan Stanley Institutional Liquidity Funds-Money Market Portfolio-Institutional Class.

(c)	The aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes.

Morgan Stanley Mid-Cap Value Fund

Notes to the Portfolio of Investments

FAS 157

11/30/2008

The Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (“FAS 157”), effective December 1, 2007. In accordance with FAS 157, fair value is defined as the price that the Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. FAS 157 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund’s investments. The inputs are summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical investments
•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of November 30, 2008 in valuing the Fund’s investments carried at value:

Fair Value Measurements at November 30, 2008 Using
		Quoted Prices In	Significant	Significant
		Active Market for	Other Observable	Unobservable
		Identical Assets	Inputs	Inputs
	Total	(Level 1)	(Level 2)	(Level 3)

Investments in Securities	$110,998,596	$110,998,596	—	—

Valuation of Investments — (1) an equity portfolio security listed or traded on the New York Stock Exchange (“NYSE”) or American Stock Exchange or other exchange is valued at its latest sale price prior to the time when assets are valued; if there were no sales that day, the security is valued at the mean between the last reported bid and asked price; (2) an equity portfolio security listed or traded on the Nasdaq is valued at the Nasdaq Official Closing Price; if there were no sales that day, the security is valued at the mean between the last reported bid and asked price; (3) all other portfolio securities for which over-the-counter market quotations are readily available are valued at the mean between the last reported bid and asked price. In cases where a security is traded on more than one exchange, the security is valued on the exchange designated as the primary market; (4) for equity securities traded on foreign exchanges, the last reported sale price or the latest bid price may be used if there were no sales on a particular day; (5) when market quotations are not readily available including circumstances under which Morgan Stanley Investment Advisors Inc. (the “Investment Adviser”) determines that the latest sale price, the bid price or the mean between the last reported bid and asked price do not reflect a security’s market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Fund’s Trustees. Occasionally, developments affecting the closing prices of securities and other assets may occur between the times at which valuations of such securities are determined (that is, close of the foreign market on which the securities trade) and the close of business on the NYSE. If developments occur during such periods that are expected to materially affect the value of such securities, such valuations may be adjusted to reflect the estimated fair value of such securities as of the close of the NYSE, as determined in good faith by the Fund’s Trustees or by the Investment Adviser using a pricing service and/or procedures approved by the Trustees of the Fund; (6) certain portfolio securities may be valued by an outside pricing service approved by the Fund’s Trustees (where fair value is estimated using recently executed transactions, market price quotations (where observable) and pricing models that may factor in, where appropriate, interest rates, bond or credit default swap spreads and volatility); (7) investments in open-end mutual funds, including the Morgan Stanley Institutional Liquidity Funds, are valued at net assets value as of the close of each business day; and (8) short-term debt securities having a maturity date of more than sixty days at time of purchase are valued on a mark-to-market basis until sixty days prior to maturity and thereafter at amortized cost based on their value on the 61st day. Short-term debt securities having a maturity date of sixty days or less at the time of purchase are valued at amortized cost.

Item 2.  Controls and Procedures.

(a) The Fund’s principal executive officer and principal financial officer have concluded that the Fund’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b)  There were no changes in the Fund’s internal control over financial reporting that occurred during the registrant’s fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Fund’s internal control over financial reporting.

Item 3.  Exhibits.

(a) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Morgan Stanley Mid-Cap Value Fund

/s/ Randy Takian
Randy Takian
Principal Executive Officer
January 20, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Randy Takian
Randy Takian
Principal Executive Officer
January 20, 2009

/s/ Francis Smith
Francis Smith
Principal Financial Officer
January 20, 2009